Post-employment Benefits (Details Narrative) - BRL (R$)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Plan I I I [Member]
IfrsStatementLineItems [Line Items]
Contributions of all active employees	R$ 64,883	R$ 70,564
Healthcare Plan [Member]
IfrsStatementLineItems [Line Items]
Average age of inactive participants	67 years 10 months 6 days
Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Average age of inactive participants	67 years 6 months 14 days